CAPITAL STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
CAPITAL STOCK
9. CAPITAL STOCK

9. CAPITAL STOCK

Preferred Stock

The one share of Series A Preferred Stock, which was issued to Richard DeCicco on September 10, 2009, entitles the holder to two votes for every share of Common Stock Deemed Outstanding and has no conversion or dividend rights.

On July 26, 2021, the Company entered into a securities exchange agreement dated as of July 26, 2021 (the “Series A Preferred Exchange Agreement”), with Mr. Richard DeCicco, who, at the time of execution and delivery of such agreement, was the Company’s Chief Executive Officer, Chief Financial Officer, chairman of the Company’s board of directors (the “Board”) and the holder of the Company’s one issued and outstanding share of Series A Preferred Stock. Pursuant to the Series A Preferred Exchange Agreement, Mr. DeCicco exchanged his one share of Series A Preferred Stock for 25,600,000 shares of Common Stock. Upon such exchange, the Series A Preferred Stock, which previously gave Mr. DeCicco two votes for every one vote of the Company’s outstanding voting securities, was cancelled and all contractual (or similar) rights, preferences and obligations relating to such Series A Preferred Stock became null and void and of no further effect whatsoever.

On January 12, 2020, the Company entered into securities purchase agreements with certain accredited investors for the sale of a total of 1,500 shares of Series G Convertible Preferred Stock and warrants to purchase 1,200,000 shares of our common stock for gross proceeds of $1,500,000 (of which $1,475,000 was collected on January 13, 2020 and January 14, 2020). Each share of Series G Convertible Preferred Stock (designated on January 13, 2020) has a stated value of $1,000, is convertible into shares of common stock at a price of $1.25 per share (subject to adjustment under certain circumstances), has no voting rights, is entitled to dividends on an as-converted-to common stock basis, is entitled to a distribution preference of $1,000 upon liquidation, and is not redeemable. Each warrant is exercisable into one share of common stock at an exercise price of $1.25 per share (subject to adjustment under certain circumstances) for a period of five years from the date of issuance.

On February 12, 2020, February 13, 2020, and February 14, 2020, three holders converted a total of 675,000 shares of Series E Preferred Stock into a total of 270,000 shares of Iconic common stock, leaving 2,115,224 shares of Series E Preferred Stock outstanding on September 30, 2020.

During the nine months ended September 30, 2020, six holders converted a total of 742 shares of Series F Preferred Stock into a total of 1,187,200 shares of Iconic common stock, leaving 2,414 shares of Series F Preferred Stock outstanding on September 30, 2020.

On July 26, 2021, the Company filed a Certificate of Designation, Preferences and Rights of the Series A-2 Preferred Stock (the “Certificate of Designation”) with the Secretary of State of Nevada, designating up to 45,000 shares of the Company’s preferred stock as Series A-2 Preferred Stock. Also, on July 26, 2021, the Company sold 18,800 shares of newly formed Series A-2 Preferred Stock for cash in connection with the purchase of TopPop. Series A-2 Preferred Stock has a par value of $0.001 per share and a stated value equal to One Thousand Dollars ($1,000). The holders shall be entitled to receive, and the Company shall pay, dividends on shares of Series A-2 Preferred Stock equal (on an as-if-converted-to Common Stock basis) to and in the same form as dividends actually paid on shares of Common Stock when, as and if such dividends are paid on shares of Common Stock. The Series A-2 Preferred Stock shall have no voting rights.

On July 26, 2021, the Company issued 4,268 shares of Series A-2 Preferred Stock and 547,200 shares of common stock to settle $5,414,865 of notes payable.

On July 26, 2021, the Company entered into securities exchange agreements (collectively, the “Exchange Agreement”) with the holders of the Company’s outstanding (a) Series E Convertible Preferred Stock, Series F Convertible Preferred Stock and Series G Convertible Preferred Stock, and (b) Series E Common Stock Purchase Warrants, Series F Common Stock Purchase Warrants and Series G Common Stock Purchase Warrants pursuant to which the Holders exchanged (i) all existing Preferred Stock held by each Holder for shares of Series A-2 Preferred Stock and Warrants, and (ii) all existing warrants held by each Holder for shares of Common Stock. In connection with the Exchange, the Holders exchanged all of their existing securities for an aggregate of 3,555 shares of Series A-2 Preferred Stock, warrants to purchase 14,304,880 shares of Common Stock, and 2,209,517 shares of Common Stock. Upon the Exchange, the existing securities were cancelled and all contractual (or similar) rights, preferences and obligations relating to such existing securities became null and void and of no further effect whatsoever.

Common Stock

On January 22, 2020, the Company issued a total of 375,000 shares of its common stock to the placement agent and four associated individuals for services relating to the offering of 1,500 shares of Series G Preferred Stock that concluded on January 14, 2020 (see Preferred Stock above).

On January 22, 2020, and February 27, 2020, the Company issued a total of 160,000 shares of its common stock to an investor relations firm for services rendered to the Company. The $101,018 total fair value of the 160,000 shares of Iconic common stock on the respective dates of issuance was expensed as investor relations in the three months ended March 31, 2020.

On January 26, 2020, the Company issued 150,000 shares of its common stock to a consulting firm for services rendered to the Company. The $100,500 fair value of the 150,000 shares of Iconic common stock was expensed as consulting fees in the three months ended March 31, 2020.

On February 24, 2020, the Company issued 100,000 shares of its common stock to William Clyde Elliot II pursuant to an Endorsement Agreement dated February 15, 2020 (see Note 11h). The $67,500 fair value of the 100,000 shares of Iconic common stock was charged to prepaid expenses and was expensed over the term of the Endorsement Agreement.

On February 24, 2020, the Company issued  shares of its common stock to a consulting firm for services rendered to the Company. The $33,750 fair value of the 50,000 shares of Iconic common stock was expensed as consulting fees in the three months ended March 31, 2020.

On February 12, 2020, February 13, 2020, and February 14, 2020, three holders converted a total of 675,000 shares of Series E Preferred Stock into a total of 270,000 shares of Iconic common stock.

From January 16, 2020, to February 24, 2020, two holders converted a total of 190 shares of Series F Preferred Stock into a total of 304,000 shares of Iconic common stock.

On May 1, 2020, the Company issued 275,000 shares of its common stock to an investor relations firm for services rendered to the Company. The $167,750 fair value of the 275,000 shares of Iconic common stock was expensed as investor relations in the three months ended June 30, 2020.

On June 1, 2020, the Company issued 75,000 shares of its common stock to a consultant for services rendered to the Company. The $51,750 fair value of the 75,000 shares of Iconic common stock was expensed as consulting fees in the three months ended June 30, 2020.

On June 2, 2020, the Company issued 50,000 shares of its common stock to a consulting firm entity for services rendered to the Company. The $35,500 fair value of the 50,000 shares of Iconic common stock was expensed as consulting fees in the three months ended June 30, 2020.

On May 29, 2020, and June 5, 2020, four holders converted a total of 552 shares of Series F Preferred Stock into a total of 883,200 shares of Iconic common stock.

On July 26, 2021, the Company entered into an acquisition agreement with TopPop and each of FrutaPop LLC, Innoaccel Investments LLC and Thomas Martin and, together with Frutapop and Innoaccel, pursuant to which the TopPop Members sold to the Company and the Company acquired, all of the issued and outstanding membership interests of TopPop (see note 4). Upon consummation of the acquisition, the Company issued 26,009,600 shares of common stock, valued at $10,143,744.

The following events also occurred on July 26, 2021:

The Company sold 18,800 shares of Series A-2 Preferred stock and 6,711,997 shares of common stock for an aggregate of $15,003,654, net of fees.

The Company issued 4,268 shares of Series A-2 Preferred Stock and 547,200 shares of common stock to settle $5,414,865 of notes payable.

The Company entered into securities exchange agreements (collectively, the “Exchange Agreement”) with the holders of the Company’s outstanding (a) Series E Convertible Preferred Stock, Series F Convertible Preferred Stock and Series G Convertible Preferred Stock, and (b) Series E Common Stock Purchase Warrants, Series F Common Stock Purchase Warrants and Series G Common Stock Purchase Warrants pursuant to which the Holders exchanged (i) all existing Preferred Stock held by each Holder for shares of Series A-2 Preferred Stock and Warrants, and (ii) all existing warrants held by each Holder for shares of Common Stock. In connection with the Exchange, the Holders exchanged all of their existing securities for an aggregate of 3,555 shares of Series A-2 Preferred Stock, warrants to purchase 14,304,880 shares of Common Stock, and 2,209,517 shares of Common Stock.

The Company entered into a securities exchange agreement dated as of July 26, 2021 (the “Series A Preferred Exchange Agreement”), with Richard DeCicco, who, at the time of execution and delivery of such agreement, was the Company’s Chief Executive Officer, Chief Financial Officer, chairman of the Company’s board of directors (the “Board”) and the holder of the Company’s one issued and outstanding share of Series A Preferred Stock. Pursuant to the Series A Preferred Exchange Agreement, Mr. DeCicco exchanged his one share of Series A Preferred Stock for 25,600,000 shares of Common Stock. Upon such exchange, the Series A Preferred Stock, which previously gave Mr. DeCicco two votes for every one vote of the Company’s outstanding voting securities, was cancelled and all contractual (or similar) rights, preferences and obligations relating to such Series A Preferred Stock became null and void and of no further effect whatsoever.

During the nine months ended September 30, 2021, the Company issued and aggregate 3,401,670 shares of common stock to vendors for services and for officer’s compensation. The aggregate value of the commons stock was $1,238,502.

During the nine months ended September 30, 2021, the Company issued 8,283,899 shares of common stock in exchange for retiring old outstanding warrants.

Warrants

On July 31, 2021, pursuant to the Series A-2 Preferred Stock financing and the purchase of TopPop, the Company granted 14,304,880 and 73,338,203 warrants to purchase common stock, respectively. The warrants expire in five years and have an exercise price of $0.31 per share.

A summary of warrants activity for the period January 1, 2020, to September 30, 2021, as follows:

Common
shares
Equivalent
Balance, January 1, 2020	2,895,198
Granted	1,180,000
Balance, December 31, 2020	10,655,198
Expired	(400,000)
Exchanged for common stock	(10,255,198)
Issued	87,643,083
Balance, September 30, 2021	87,643,083

Issued and outstanding warrants at September 30, 2021 consist of:

Year Granted	Number Common Shares Equivalent	Exercise Price Per Share	Expiration Date
2021	87,643,083	$0.3125	July 26, 2026

Total	87,643,083

11. CAPITAL STOCK

The one share of Series A Preferred Stock, which was issued to Richard DeCicco on September 10, 2009, entitles the holder to two votes for every share of Common Stock Deemed Outstanding and has no conversion or dividend rights.

The 1000 shares of Series C Preferred Stock, which were issued to Richard DeCicco on May 15, 2015 pursuant to the Securities Exchange Agreement (see Note 4) for the Company’s 51% investment in BiVi, entitled the holder in the event of a Sale (as defined) to receive out of the proceeds of such Sale (in whatever form, be it cash, securities, or other assets), a distribution from the Company equal to 76.93% of all such proceeds received by the Company prior to any distribution of such proceeds to all other classes of equity securities, including any series of preferred stock designated subsequent to this Series C Preferred Stock. Effective March 27, 2019, pursuant to a Preferred Stock Exchange Agreement, Mr. DeCicco exchanged the 1,000 shares of Series C Preferred Stock for 1,000,000 shares of Company common stock.

The 10 shares of Series D Preferred Stock, which were issued to Richard DeCicco and Roseann Faltings (5 shares each) on December 13, 2016 pursuant to the Securities Purchase Agreement (See Note 5) for the Company’s 51% investment in Bellissima, entitled the holders to convert each share of Series D Preferred Stock to the equivalent of 5.1% of the common stock issued and outstanding at the time of conversion. Effective March 27, 2019, pursuant to a Preferred Stock Exchange Agreement, Mr. DeCicco and Ms. Faltings exchanged the 10 shares of Series D Preferred Stock for 1,000,000 shares of Company common stock (500,000 shares each).

Effective May 21, 2018, the Company entered into a Share Purchase Agreement with the four investors who purchased 480,000 shares of common stock pursuant to a Securities Purchase Agreement dated October 27, 2017. The Exchange Agreement provided for the exchange of the 480,000 shares of common stock for 1,200,000 shares of Series E Preferred Stock. Each share of Series E Preferred Stock is convertible into 0.4 shares of common stock, is entitled to 0.4 votes on all matters to come before the common stockholders or shareholders generally, is entitled to dividends on an as-converted-to-common stock basis, is entitled to a distribution preference of $0.25 upon liquidation, and is not redeemable.

Also effective May 21, 2018, the Company sold a total of 1,200,000 shares of Series E Preferred Stock and 480,000 warrants to the four investors referred to in the preceding paragraph for $300,000 cash pursuant to an Amendment No. 1 to Securities Purchase Agreement.

Effective October 4, 2018, the Company closed on the first tranche of the Securities Purchase Agreement dated September 27, 2018 with nine (9) accredited investors for the sale of an aggregate of 4,650,000 shares of our Series E convertible preferred stock and warrants to acquire 1,860,000 shares of our common stock (at an exercise price of $1.25 per share for a period of five years) for gross proceeds of $1,162,500. The first tranche sale was for 1,550,000 shares of our Series E Preferred stock and warrants to acquire 620,000 shares of our common stock for gross proceeds of $387,500.

As a condition to the closing of the first tranche, the Company entered into Securities Exchange Agreements with holders of convertible notes totaling $519,499 who exchanged their convertible notes for an aggregate of 2,077,994 shares of our Series E Preferred stock plus warrants to acquire 831,198 shares of our common stock. Also, holders of convertible notes totaling $76,569 exchanged their notes for an aggregate of 122,510 shares of our common stock and holders of convertible notes totaling $90,296 were paid off with cash.

On November 30, 2018 and December 20, 2018, the Company received two payments of $71,875 and $71,875 respectively (totaling $143,750) in exchange for 287,500 and 287,500 shares of Series E Preferred Stock (totaling 575,000 shares) respectively at $0.25 per share. These payments represented advance payments in connection with the second tranche of the Securities Purchase Agreement dated September 27, 2018 which closed on February 7, 2019.

Effective February 7, 2019, the Company closed on the second tranche of the Securities Purchase Agreement dated September 27, 2018. The Company received the remaining $243,750 (of the $387,500 total second tranche proceeds) and issued the investors the remaining total of 975,000 shares of Series E Preferred Stock (of the 1,550,000 total second tranche shares) and warrants to acquire 620,000 shares of our common stock.

On February 12, 2019 and March 18, 2019, the Company received two payments of $71,880 and $25,000 respectively (totaling $96,880) in exchange for 287,520 and 100,000 shares of Series E Preferred Stock (totaling 387,520 shares) respectively at $0.25 per share. These payments represent advance payments in connection with the third tranche of the Securities Purchase Agreement dated September 27, 2018. Closing of the third tranche of $387,500 has not occurred.

On April 25, 2019 and September 4, 2019, the Company received payments of $71,875 and $96,875 respectively (totaling $168,750) in exchange for 287,500 and 387,500 shares of Series E Preferred Stock (totaling 675,000 shares) respectively at $0.25 per share. These payments represent advance payments in connection with the third tranche of the Securities Purchase Agreement dated September 27, 2018. Closing of the third tranche of $387,500 has not occurred.

On April 23, 2019, a holder converted 673,398 shares of Series E Preferred Stock into 269,359 shares of Iconic common stock.

On May 17, 2019, a holder converted 800,000 shares of Series E Preferred Stock into 320,000 shares of Iconic common stock.

On July 18, 2019, Iconic entered into Securities Purchase Agreements with certain accredited investors (the “Investors”) for the sale of an aggregate of 3,125 shares of newly designated Series F Convertible Preferred Stock plus 5,000,000 warrants at a price of $1,000 per share of Series F Convertible Preferred Stock or for a total of $3,125,000 (which was collected in full from July 18, 2019 to August 2, 2019). On August 2, 2019, Iconic paid $322,500 in commissions and expenses to the placement agent of this offering. Each share of Series F Convertible Preferred Stock has a stated value of $1,000, is convertible into 1,600 shares of common stock (subject to adjustment under certain circumstances), has no voting rights, is entitled to dividends on an as-converted-to common stock basis, is entitled to a distribution preference of $1,000 upon liquidation, and is not redeemable. Each warrant is exercisable into one share of common stock at an exercise price of $0.625 per share (subject to adjustment under certain circumstances) for a period of five years from the date of issuance.

We also entered into separate Registration Rights Agreements with the purchasers of the Series F Preferred Stock, pursuant to which the Company agreed to file a registration statement to register the resale of the shares underlying the Series F Convertible Preferred Stock and Warrants within thirty (30) days following the closing date (the “Filing Date”), to cause such registration statement to be declared effective within 60 days following the earlier of (i) the date that the registration statement is filed with the Securities and Exchange Commission (the “SEC”) and (ii) the Filing Date, and to maintain the effectiveness of the registration statement until all of such shares of Common Stock have been sold or are otherwise able to be sold pursuant to Rule 144 under the Securities Act, without any restrictions. We filed the Form S-1 registration statement on September 9, 2019 which was declared effective by the SEC on September 18, 2019. If we fail to maintain the effectiveness of the registration statement for the required time period, the Company is obligated to pay liquidated damages in the amount of 1% of their subscription amount, per month, until such event is satisfied.

Concurrently with the closing of the financing transaction described above, we entered into Securities Exchange Agreements with certain holders of our Series E Convertible Preferred Stock and exchanged their 2,725,000 shares of Series E Convertible Preferred Stock for an aggregate of 681.25 shares of our Series F Convertible Preferred Stock.

From July 26, 2019 to August 28, 2019, three holders converted a total of 1,000,000 shares of Series E Preferred Stock into a total of 400,000 shares of Iconic common stock.

From September 19, 2019 to September 27, 2019, three holders converted a total of 14.20 shares of Series E Preferred Stock into a total of 227,200 shares of Iconic common stock.

On October 25, 2019 and December 28, 2019, two holders converted a total of 651,892 shares of Series E Preferred Stock into a total of 260,757 shares of Iconic common stock.

From October 2, 2019 to December 31, 2019, six holders converted a total of 508.50 shares of Series F Preferred Stock into a total of 813,600 shares of Iconic common stock.

On January 12, 2020, the Company entered into securities purchase agreements with certain accredited investors for the sale of a total of 1,500 shares of Series G Convertible Preferred Stock and warrants o purchase 1,200,000 shares of our common stock for gross proceeds of $1,500,000 (of which $1,475,000 was collected on January 13, 2020 and January 14, 2020). Each share of Series G Convertible Preferred Stock (designated on January 13, 2020) has a stated value of $1,000, is convertible into shares of common stock at a price of $1.25 per share (subject to adjustment under certain circumstances), has no voting rights, is entitled to dividends on an as-converted-to common stock basis, is entitled to a distribution preference of $1,000 upon liquidation, and is not redeemable. Each warrant is exercisable into one share of common stock at an exercise price of $1.25 per share (subject to adjustment under certain circumstances) for a period of five years from the date of issuance.

On February 12, 2020, February 13, 2020, and February 14, 2020, three holders converted a total of 675,000 shares of Series E Preferred Stock into a total of 270,000 shares of Iconic common stock.

From January 16, 2020 to February 24, 2020, two holders converted a total of 190 shares of Series F Preferred Stock into a total of 304,000 shares of Iconic common stock.

On May 29, 2020 and June 5, 2020, four holders converted a total of 552 shares of Series F Preferred Stock into a total of 883,200 shares of Iconic common stock.

Common Stock

On March 28, 2017, the Company executed a Settlement Agreement and Release (the “Settlement Agreement”) with 4 holders of convertible notes payable. Notes payable and accrued interest totaling $892,721 were satisfied through the Company’s agreement to irrevocably reserve a total of 1,931,707 shares of its common stock and to deliver such shares in separate tranches to the Escrow Agent upon receipt of a conversion notice delivered by the Escrow Agent to the  Company.

On May 5, 2017, the Company executed an Amended Settlement Agreement and Release (the “Amended Settlement Agreement”) replacing the Settlement Agreement and Release dated March 28, 2017 (see preceding paragraph). The Amended Settlement Agreement is with 5 holders of convertible notes payable (the 4 holders who were parties to the Settlement Agreement and Release dated March 28, 2017 and one additional holder) and provided for the satisfaction of notes payable and accrued interest totaling $1,099,094 (a $206,373 increase from the $892,721 amount per the Settlement Agreement and Release dated March 28, 2017) through the Company’s agreement to irrevocably reserve a total of 2,452,000 shares of its common stock (a 520,293 shares increase from the 1,931,707 shares per the Settlement Agreement and Release dated March 28, 2017) and deliver such shares in separate tranches to the Escrow Agent upon receipt of a conversion notice delivered by the Escrow Agent to the Company.

In the quarterly period ended June 30, 2017, the Company issued an aggregate of 284,777 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement. In the quarterly period ended September 30, 2017, the Company issued an aggregate of 253,333 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

From September 2017 to November 2017, pursuant to a Securities Purchase Agreement dated October 27, 2017 (the “SPA”), the Company issued a total of 480,000 shares of its common stock and 480,000 warrants to four investors for a total of $300,000 cash. The Warrants, which were exercised May 8, 2019 pursuant to Warrant Exercise Agreements, were exercisable into ICNB common stock at a price of $2.50 per share, were to expire five years from date of issuance, and contained “down round” price protection (see Note 10).

On January 2, 2018, the Company issued 103,447 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On January 19, 2018, the Company issued 216,127 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On March 14, 2018, the Company issued 126,667 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On April 5, 2018, the Company issued 172,000 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On April 9, 2018, the Company issued 280,296 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On April 12, 2018, the Company issued 481,151 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On August 14, 2018, the Company issued 51,938 shares of its common stock in settlement of convertible notes payable and accrued interest payable totaling $32,461.

On September 7, 2018, the Company issued 70,572 shares of its common stock in settlement of convertible notes payable and accrued interest payable totaling $44,108.

Effective May 21, 2018, the Company entered into a Share Purchase Agreement with the four investors who purchased 480,000 shares of common stock pursuant to a Securities Purchase Agreement dated October 27, 2017. The Exchange Agreement provided for the exchange of the 480,000 shares of common stock for 1,200,000 shares of Series E Preferred Stock. Each share of Series E Preferred Stock is convertible into 0.4 shares of common stock, is entitled to 0.4 votes on all matters to come before the common stockholders or shareholders generally, is entitled to dividends on an as-converted-to-common stock basis, is entitled to a distribution preference of $0.25 upon liquidation, and is not redeemable.

On January 16, 2019, the Company issued 436,125 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On January 24, 2019, the Company issued 98,078 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement. This issuance completed the Company’s obligation to deliver shares of our common stock to the Escrow Agent.

On February 7, 2019, the Company agreed to issue 120,000 shares of its common stock (issued April 18, 2019) and a $50,000 note payable due December 31, 2019 to a former Bellissima consultant pursuant to a Settlement and Release Agreement. The $141,200 total fair value of the note ($50,000) and the 120,000 shares of common stock ($91,200) was expensed as consulting fees in the three months ended March 31, 2019.

On March 15, 2019, the Company agreed to issue 150,000 shares of its common stock (issued April 8, 2019) to a consulting firm entity pursuant to a Business Development Agreement. The $199,500 fair value of the 150,000 shares of common stock was expensed as consulting fees in the three months ended March 31, 2019.

On March 27, 2019, the Company issued 1,000,000 shares of its common stock to Chief Executive Officer Richard DeCicco in exchange for the surrender of the 1,000 shares of Series C Preferred Stock owned by Mr. DeCicco.

On March 27, 2019, the Company issued a total of 1,000,000 shares of its common stock (500,000 shares to Chief Executive Officer Richard DeCicco; 500,000 shares to Vice President Roseann Faltings) in exchange for the surrender of the 5 shares each of Series D Preferred Stock owned by Mr. DeCicco and Ms. Faltings.

Effective April 15, 2019 the Company issued 50,000 shares of its common stock to a consulting firm entity pursuant to a Consulting Agreement. The $95,000 fair value of the 50,000 shares of Iconic common stock was expensed as consulting fees in the three months ended June 30, 2019.

On April 23, 2019, a stockholder converted 673,398 shares of Series E Preferred Stock into 269,359 shares of Iconic common stock.

On May 8, 2019, Iconic executed Warrant Exercise Agreements with four holders of Company warrants. The holders exercised a total of 960,000 warrants at an agreed price of $0.32 per share and paid the Company a total of $307,200. Pursuant to the Warrant Exercise Agreements, the holders were issued a total of 1,920,000 New Warrants which are exercisable into Company common stock at a price of $2.25 per share for a period of five years.

On May 9, 2019, Iconic closed on a Share Exchange Agreement (the “Agreement”) with Green Grow Farms, Inc. (“Green Grow”) and NY Farms Group Inc. (“NY Farms”). Pursuant to the Agreement, Iconic acquired a 51% equity interest in Green Grow in exchange for (i) note payable of $200,000 and (ii) 2,000,000 shares of Company common stock. Effective December 31, 2019, Iconic sold its 51% equity interest in Green Grow (see Note 3).

On May 17, 2019, a stockholder converted 800,000 shares of Series E Preferred Stock into 320,000 shares of Iconic common stock.

Effective May 23, 2019, the Company issued 250,000 shares of its common stock to a consulting firm entity pursuant to a Consulting Agreement. The $390,000 fair value of the 250,000 shares of Iconic common stock was expensed as consulting fees in the three months ended June 30, 2019.

From July 26, 2019 to August 28, 2019, three holders converted a total of 1,000,000 shares of Series E Preferred Stock into a total of 400,000 shares of Iconic common stock.

On September 3, 2019, the Company issued a total of 781,250 shares of common stock to the placement agent and five associated individuals for services relating to the offering of 3,125 shares of Series F Preferred Stock which concluded on August 2, 2019 (see Preferred Stock above).

From September 19, 2019 to September 27, 2019, three holders converted a total of 14.2 shares of Series F Preferred Stock into a total of 227,200 shares of Iconic common stock.

On October 25, 2019 and December 26, 2019, two holders converted a total of 651,892 shares of Series E Preferred Stock into a total of 260,757 shares of Iconic common stock.

From October 2, 2019 to December 31, 2019, six holders converted a total of 508.50 shares of Series F Preferred Stock into a total of 813,600 shares of Iconic common stock.

On January 22, 2020, the Company issued a total of 375,000 shares of its common stock to the placement agent and four associated individuals for services relating to the offering of 1,500 shares of Series G Preferred Stock that concluded on January 14, 2020 (see Preferred Stock above).

On January 22, 2020, and February 27, 2020, the Company issued a total of 160,000 shares of its common stock to an investor relations firm for services rendered to the Company. The $101,018 total fair value of the 160,000 shares of Iconic common stock on the respective dates of issuance was expensed as investor relations in the three months ended March 31, 2020.

On January 26, 2020, the Company issued 150,000 shares of its common stock to a consulting firm for services rendered to the Company. The $100,500 fair value of the 150,000 shares of Iconic common stock was expensed as consulting fees in the three months ended March 31, 2020.

On February 24, 2020, the Company issued 100,000 shares of its common stock to William Clyde Elliot II pursuant to an Endorsement Agreement dated February 15, 2020 (see Note 12). The $67,500 fair value of the 100,000 shares of Iconic common stock was charged to prepaid expenses and was expensed over the term of the Endorsement Agreement.

On February 24, 2020, the Company issued 50,000 shares of its common stock to a consulting firm for services rendered to the Company. The $33,750 fair value of the 50,000 shares of Iconic common stock was expensed as consulting fees in the three months ended March 31, 2020.

On February 12, 2020, February 13, 2020, and February 14, 2020, three holders converted a total of 675,000 shares of Series E Preferred Stock into a total of 270,000 shares of Iconic common stock.

From January 16, 2020 to February 24, 2020, two holders converted a total of 190 shares of Series F Preferred Stock into a total of 304,000 shares of Iconic common stock.

On May 1, 2020, the Company issued 275,000 shares of its common stock to an investor relations firm for services rendered to the Company. The $167,750 fair value of the 275,000 shares of Iconic common stock was expensed as investor relations in the three months ended June 30, 2020.

On June 1, 2020, the Company issued 75,000 shares of its common stock to a consultant for services rendered to the Company. The $51,750 fair value of the 75,000 shares of Iconic common stock was expensed as consulting fees in the three months ended June 30, 2020.

On June 2, 2020, the Company issued 50,000 shares of its common stock to a consulting firm entity for services rendered to the Company. The $35,500 fair value of the 50,000 shares of Iconic common stock was expensed as consulting fees in the three months ended June 30, 2020.

On May 29, 2020 and June 5, 2020, four holders converted a total of 552 shares of Series F Preferred Stock into a total of 883,200 shares of Iconic common stock.

Warrants

A summary of warrants activity for the period January 1, 2018 to December 31, 2020 follows:

Common shares Equivalent

Balance, January 1, 2018	534,000
Issued in the year ended December 31, 2018	2,361,198

Balance, December 31, 2018	2,895,198
Issued in the three months ended March 31, 2019	620,000

Balance, March 31, 2019	3,515,198

Exercise of warrants in connection with Warrant
Exercise Agreements dated May 8, 2019	(960,000)

Issuance of New Warrants in connection with
Warrant Exercise Agreements dated May 8, 2019	1,920,000

Balance, June 30, 2019	4,475,198
Issued in the three months ended September 30, 2019	5,000,000

Balance, September 30, 2019 and December 31, 2019	9,475,198
Issued in the three months ended March 31, 2020	1,180,000

Balance, March 31, 2020, June 30, 2020, September 30,
2020, and December 31, 2020	10,655,198

Issued and outstanding warrants at December 31, 2020 consist of:

Year Granted	Number Common Shares Equivalent	Exercise Price Per Share		Expiration Date
2017	54,000	$2.50		June 22, 2022 to June 30, 2022
2018	400,000	$0.625		March 28, 2021
2018	30,000	$2.50		May 21, 2023
2018	831,198	$1.25		September 20, 2023
2018	620,000	$1.25	*	September 20, 2023
2019	620,000	$1.25	*	February 7, 2024
2019	1,920,000	$2.25	*	May 8, 2024
2019	5,000,000	$0.625		August 2, 2024
2020	1,180,000	$1.25		January 12, 2025

Total	10,655,198

* These warrants contain a “down round” provision and thus the exercise price is reduceable to $0.625 per share as a result of the Series F Preferred Stock financing that closed on August 2, 2019.

Effective October 4, 2018, the Company closed on the first tranche of the Securities Purchase Agreement dated September 27, 2018 with nine (9) accredited investors for the sale of an aggregate of 4,650,000 shares of our Series E convertible preferred stock and warrants to acquire 1,860,000 shares of our common stock (at an exercise price of $1.25 per share for a period of five years) for gross proceeds of $1,162,500. The first tranche sale was for 1,550,000 shares of our Series E convertible preferred stock and warrants to acquire 620,000 shares of our common stock for gross proceeds of $387,500. The second tranche of $387,500 closed on February 7, 2019 and also was for 1,550,000 shares of our Series E convertible preferred stock and warrants to acquire 620,000 shares of our common stock.

On May 8, 2019, Iconic executed Warrant Exercise Agreements with four holders of Company warrants. The holders exercised a total of 960,000 warrants (which were acquired from September 2017 to November 2017 and on May 21, 2018) at an agreed price of $0.32 per share and paid the Company a total of $307,200. Pursuant to the Warrant Exercise Agreements, the holders were issued a total of 1,920,000 New Warrants that are exercisable into Company common stock at a price of $2.25 per share for a period of five years and contain “down round” price protection.

As discussed in Preferred Stock above, the Company issued a total of 5,000,000 warrants to investors as part of the offering of 3,125 shares of Series F Preferred Stock that concluded on August 2, 2019. Each warrant is exercisable into one share of common stock at an exercise price of $0.625 per share for a period of five years from the date of issuance and contains “down round” price protection.

As also discussed in Preferred Stock above, the Company issued a total of 1,180,000 warrants to investors as part of the offering of 1,500 shares of Series G Preferred Stock that concluded on January 14, 2020. Each warrant is exercisable into one share of common stock at an exercise price of $1.25 per share for a period of five years from the date of issuance and contains “down round” price protection.